Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
P
AY
V
ERSUS
P
ERFORMANCE
T
ABLE

The following table presents
the
total compensation as
reported
in the “Summary Compensation Table” (“SCT”) as well as the compensation actually paid (“CAP”) to Brad S. Elliott, our principal executive officer (“PEO”) and the average
NEO, excluding the
PEO
for the
periods
identified
. Also included within the table are key operating metrics during those
periods:

					Value of Initial Fixed $100 Investment Based On:
Year	SCT for PEO	CAP to PEO (1)	Average SCT for non-PEO NEOs (2)	Average CAP to non-PEO NEOs (3)	EQBK TSR	Peer TSR (4)	Net Income	Adjusted Pre-Tax Income (5)
2023	$2,646,119	$2,818,931	$906,920	$1,069,237	162.3	133.4	$7,821	$62,871
2022	2,513,347	2,385,948	917,397	868,786	107.6	113.4	57,688	77,043
2021	2,299,501	2,688,141	900,097	1,079,652	110.4	129.8	52,480	66,471
2020	2,016,870	1,429,208	828,665	717,531	69.9	88.7	(74,970)	58,904

(1)	Reconciliation of adjustments made to SCT to arrive at CAP for the PEO:

	2023	2022	2021	2020
SCT	$2,646,119	$2,513,347	$2,299,501	$2,016,870
Equity Awards	(870,037)	(838,586)	(677,530)	(464,756)
Change in FV RSUs	707,862	468,665	951,235	(82,393)
Change in FV Options	334,987	242,522	114,935	(40,513)
CAP	$2,818,931	$2,385,948	$2,688,141	$1,429,208
For our PEO, the amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2023	939,388	69,736	93,800	(60,075)	—	—	1,042,849
2022	782,829	94,681	86,298	(16,597)	(236,024)	—	711,187
2021	1,068,307	342,754	—	104,425	(449,316)	—	1,066,170
2020	359,387	(440,866)	—	(41,427)	—	—	(122,906)

(2)	Reconciliation of adjustments made to SCT to arrive at CAP for the average non-PEO NEO:

	2023	2022	2021	2020
SCT	$906,920	$917,397	$900,097	$828,665
Equity Awards	(244,134)	(232,611)	(211,813)	(184,699)
Change in FV RSUs	104,732	159,467	382,016	81,406
Change in FV Options	301,719	24,533	9,352	(7,841)
CAP	$1,069,237	$868,786	$1,079,652	$717,531

For our average
non-PEO
NEO, the amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2023	397,705	5,930	9,375	(6,559)	—	—	406,451
2022	213,477	18,123	9,058	(6,887)	(49,771)	—	184,000
2021	325,490	128,577	—	31,042	(93,741)	—	391,368
2020	182,840	(98,705)	—	(10,570)	—	—	73,565

(3)	The following Non-PEO NEOs are included in the averages shown:
2023: Ms. Huber and Messrs. Navratil, Reber and Sems
2022: Ms. Huber and Messrs. Newell, Anderson, Creech and Kossover
2021: Ms. Huber and Messrs. Newell, Anderson and Kossover
2020: Ms. Huber and Messrs. Newell, Anderson and Kossover
(4)
For the purposes of this disclosure, management utilized a peer group consisting of all publicly traded banks between $3 and 10 billion. The peer group is consistent to the group utilized in our analysis of performance to peer when assessing vesting of our LTIP grants. Please refer to the preceding ‘Summary Compensation and Analysis’ for additional detail on peer group composition.

(5)	Reconciliation of Net Income to Adjusted Pre-Tax Income:

	2023	2022	2021	2020
Pre-Tax GAAP income (loss)	$2,415	$70,282	$64,436	$(74,570)
Securities (gain) loss	51,909	(5)	(407)	155
Gain on acquisition / branch sales	—	(962)	—	(1,202)
Merger Expenses	297	594	9,189	299
Tax credit partnership amortization	3,799	5,080	1,361	—
Provision for credit losses	4,451	2,054	(8,480)	29,391
Loss on debt extinguishment	—	—	372	—
Goodwill Impairment	—	—	—	104,831
Adjusted pre-tax income	$62,871	$77,043	$66,471	$58,904

Company Selected Measure Name	Adjusted Pre-Tax Income
Named Executive Officers, Footnote
(3)	The following Non-PEO NEOs are included in the averages shown:
2023: Ms. Huber and Messrs. Navratil, Reber and Sems
2022: Ms. Huber and Messrs. Newell, Anderson, Creech and Kossover
2021: Ms. Huber and Messrs. Newell, Anderson and Kossover
2020: Ms. Huber and Messrs. Newell, Anderson and Kossover

Peer Group Issuers, Footnote	For the purposes of this disclosure, management utilized a peer group consisting of all publicly traded banks between $3 and 10 billion. The peer group is consistent to the group utilized in our analysis of performance to peer when assessing vesting of our LTIP grants. Please refer to the preceding ‘Summary Compensation and Analysis’ for additional detail on peer group composition.
PEO Total Compensation Amount	$ 2,646,119	$ 2,513,347	$ 2,299,501	$ 2,016,870
PEO Actually Paid Compensation Amount	$ 2,818,931	2,385,948	2,688,141	1,429,208
Adjustment To PEO Compensation, Footnote
(1)	Reconciliation of adjustments made to SCT to arrive at CAP for the PEO:

	2023	2022	2021	2020
SCT	$2,646,119	$2,513,347	$2,299,501	$2,016,870
Equity Awards	(870,037)	(838,586)	(677,530)	(464,756)
Change in FV RSUs	707,862	468,665	951,235	(82,393)
Change in FV Options	334,987	242,522	114,935	(40,513)
CAP	$2,818,931	$2,385,948	$2,688,141	$1,429,208
For our PEO, the amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2023	939,388	69,736	93,800	(60,075)	—	—	1,042,849
2022	782,829	94,681	86,298	(16,597)	(236,024)	—	711,187
2021	1,068,307	342,754	—	104,425	(449,316)	—	1,066,170
2020	359,387	(440,866)	—	(41,427)	—	—	(122,906)

Non-PEO NEO Average Total Compensation Amount	$ 906,920	917,397	900,097	828,665
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,069,237	868,786	1,079,652	717,531
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Reconciliation of adjustments made to SCT to arrive at CAP for the average non-PEO NEO:

	2023	2022	2021	2020
SCT	$906,920	$917,397	$900,097	$828,665
Equity Awards	(244,134)	(232,611)	(211,813)	(184,699)
Change in FV RSUs	104,732	159,467	382,016	81,406
Change in FV Options	301,719	24,533	9,352	(7,841)
CAP	$1,069,237	$868,786	$1,079,652	$717,531

For our average
non-PEO
NEO, the amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2023	397,705	5,930	9,375	(6,559)	—	—	406,451
2022	213,477	18,123	9,058	(6,887)	(49,771)	—	184,000
2021	325,490	128,577	—	31,042	(93,741)	—	391,368
2020	182,840	(98,705)	—	(10,570)	—	—	73,565

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Below is a summary of the measures the Company considers most significant when assessing compensation to be paid to our named executive officers:

Measurement
Adjusted Pre-Tax Income
Net Income
Net-Overhead Ratio Relative to the Budget
Total 3-YR Shareholder Return Relative to Peers
Total 3-YR EPS Growth Relative to Peers

Total Shareholder Return Amount	$ 162.3	107.6	110.4	69.9
Peer Group Total Shareholder Return Amount	133.4	113.4	129.8	88.7
Net Income (Loss)	$ 7,821,000	$ 57,688,000	$ 52,480,000	$ (74,970,000)
Company Selected Measure Amount	62,871	77,043	66,471	58,904
PEO Name	Brad S. Elliott
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Income
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Net-Overhead Ratio Relative to the Budget
Measure:: 4
Pay vs Performance Disclosure
Name	Total 3-YR Shareholder Return Relative to Peers
Measure:: 5
Pay vs Performance Disclosure
Name	Total 3-YR EPS Growth Relative to Peers
PEO | Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (870,037)	$ (838,586)	$ (677,530)	$ (464,756)
PEO | Change in FV RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	707,862	468,665	951,235	(82,393)
PEO | Change in FV Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	334,987	242,522	114,935	(40,513)
PEO | Year End Fair Value of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	939,388	782,829	1,068,307	359,387
PEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,736	94,681	342,754	(440,866)
PEO | Fair Value As of Vesting Date of Equity Awards Granted and Vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,800	86,298
PEO | Year Over Year Change in fair Value of Equity Awards Granted in Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,075)	(16,597)	104,425	(41,427)
PEO | Fair Value at The End of The Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(236,024)	(449,316)
PEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,042,849	711,187	1,066,170	(122,906)
Non-PEO NEO | Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(244,134)	(232,611)	(211,813)	(184,699)
Non-PEO NEO | Change in FV RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,732	159,467	382,016	81,406
Non-PEO NEO | Change in FV Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	301,719	24,533	9,352	(7,841)
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	397,705	213,477	325,490	182,840
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,930	18,123	128,577	(98,705)
Non-PEO NEO | Fair Value As of Vesting Date of Equity Awards Granted and Vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,375	9,058
Non-PEO NEO | Year Over Year Change in fair Value of Equity Awards Granted in Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,559)	(6,887)	31,042	(10,570)
Non-PEO NEO | Fair Value at The End of The Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(49,771)	(93,741)
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 406,451	$ 184,000	$ 391,368	$ 73,565